Segment Reporting - Income statement summary table (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended										6 Months Ended		7 Months Ended	12 Months Ended
	Dec. 31, 2014		Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013		Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014		Jul. 23, 2014	Dec. 31, 2014 reportable_segment		Dec. 31, 2013		Dec. 31, 2012
Segment Reporting Information [Line Items]
Number of Reportable Segments														1
Segment Reporting Information, Profit (Loss) [Abstract]
Operating revenues, net	$ 42,566		$ 53,221	$ 21,968	$ 8,109	$ 4,430		$ 5,401	$ 4,663	$ 2,975				$ 125,864		$ 17,469		$ 15,694
Depreciation and accretion														40,509		4,961		4,267
Other operating costs and expenses														79,241		7,382		6,119
Interest expense, net	31,201		(22,466)	24,171	6,580	1,552		1,963	1,378	1,374				84,418		6,267		5,702
Other non-operating expense (income)														6,810		(771)		0
Income tax provision (benefit)														(4,689)	[1]	(88)	[1]	(1,270)	[1]
Net (loss) income	(62,387)		(1,521)	(13,143)	(3,374)	(206)		74	341	(491)	(70,711)		(9,714)	(80,425)		(282)		876
Balance Sheet
Capital Expenditures	1,052,871					205,361					1,052,871			1,052,871		205,361		2,274
Total assets	3,586,420	[2]				566,877	[2]				3,586,420	[2]		3,586,420	[2]	566,877	[2]	158,955	[2]
Corporate
Segment Reporting Information, Profit (Loss) [Abstract]
Operating revenues, net														0		0		0
Depreciation and accretion														0		0		0
Other operating costs and expenses														46,165		0		0
Interest expense, net														30,172		0		0
Other non-operating expense (income)														13,019		0		0
Income tax provision (benefit)														(4,689)	[1]	(88)	[1]	(1,270)	[1]
Net (loss) income														(84,667)		88		1,270
Balance Sheet
Capital Expenditures	0					0					0			0		0		0
Total assets	514,170	[2]				0	[2]				514,170	[2]		514,170	[2]	0	[2]	0	[2]
Solar Energy
Segment Reporting Information, Profit (Loss) [Abstract]
Operating revenues, net														125,864		17,469		15,694
Solar Energy | Solar Energy
Segment Reporting Information, Profit (Loss) [Abstract]
Operating revenues, net														125,864		17,469		15,694
Depreciation and accretion														40,509		4,961		4,267
Other operating costs and expenses														33,076		7,382		6,119
Interest expense, net														54,246		6,267		5,702
Other non-operating expense (income)														(6,209)		(771)		0
Income tax provision (benefit)														0	[1]	0	[1]	0	[1]
Net (loss) income														4,242		(370)		(394)
Balance Sheet
Capital Expenditures	1,052,871					205,361					1,052,871			1,052,871		205,361		2,274
Total assets	$ 3,072,250	[2]				$ 566,877	[2]				$ 3,072,250	[2]		$ 3,072,250	[2]	$ 566,877	[2]	$ 158,955	[2]

[1]	Income tax benefit is not allocated to the Company's Solar Energy segment.
[2]	Corporate assets include cash and cash equivalents; other current assets; deferred financing costs, net and other assets.